New Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
New Accounting Policies and Recent Accounting Pronouncements [Abstract]
NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3: NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

a.	Amendments to existing standards effective during the year ended December 31, 2024.

Amendment to IAS 1, ” Presentation of Financial Statements ”:

In January 2020, which was further amended in October 2022, the IASB issued an amendment to IAS 1, Classification of Liabilities as Current or Non-Current to clarify the requirements for classifying liabilities as current or non-current.

The new guidance is effective for annual periods starting on or after January 1, 2024 and must be applied retrospectively. Early adoption is permitted.

The new guidance is effective for annual periods starting on or after January 1, 2024 and must be applied retrospectively.

The above Amendment did not have a material impact on the Company’s consolidated financial statements.

Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, the IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (“the Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The Amendments did not have a material impact on the Company’s financial statements.

b.	Accounting standards and amendments to existing standards that are not yet effective.

IFRS 18, “Presentation and Disclosure in Financial Statements”:

In April 2024, the International Accounting Standards Board (“the IASB”) issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”) which replaces IAS 1, “Presentation of Financial Statements”.

IFRS 18 is aimed at improving comparability and transparency of communication in financial statements.

IFRS 18 retains certain existing requirements of IAS 1 and introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information.

IFRS 18 does not modify the recognition and measurement provisions of items in the financial statements. However, since items within the statement of profit or loss must be classified into one of five categories (operating, investing, financing, taxes on income and discontinued operations), it may change the entity’s operating profit. Moreover, the publication of IFRS 18 resulted in consequential narrow scope amendments to other accounting standards, including IAS 7, “Statement of Cash Flows”, and IAS 34, “Interim Financial Reporting”.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. Early adoption is permitted but will need to be disclosed. The Company is evaluating the effects of IFRS 18, including the effects of the consequential amendments to other accounting standards, on its consolidated financial statements.

SAB122, “Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for its Platform Users”:

SAB 122 cancels the guidance in SAB 121 which requires entities that had an obligation to safeguard customers’ cryptocurrencies to record the liability in its statement of financial position with a corresponding asset measured at the fair value of the cryptocurrencies.

Under SAB 122, an entity is required to determine whether a liability for the risk of loss is to be recorded on the balance sheet by applying the guidance in IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”.

SAB 122 is effective for annual reporting periods beginning after December 15, 2024, and is to be applied retrospectively. Early adoption is permitted in any interim or annual period but will need to be disclosed. The Company is evaluating the effects of SAB122 to derecognize as of December 31, 2024, the asset of Customer Funds and the corresponding liability in the amount of $6,555. The adoption of SAB 122 will have no effect on the Company’s profit or loss and its equity.